OPERATING LEASES AS LESSOR	6 Months Ended
Dec. 31, 2021
OPERATING LEASES AS LESSOR
OPERATING LEASES AS LESSOR
NOTE 3 -    OPERATING LEASES AS LESSOR
The Company entered into operating lease arrangements to lease out its buildings located in Beijing with lease terms ranging from ten to fifteen years. The lease arrangements include lease payments that are largely fixed and do not contain variable lease payments. The leases do not contain any contingent rental income clauses or options for a lessee to purchase the buildings.
Total rental income for the six months ended December 31, 2020 and 2021 were $729 and $823, respectively and were recorded as other income on the condensed consolidated statements of comprehensive income.

Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years as of December 31, 2021 are as follows:

As of December 31, 2021
(Unaudited)

January 1, 2022 – December 31, 2022	$3,598
January 1, 2023 – December 31, 2023	3,706
January 1, 2024 – December 31, 2024	2,248
January 1, 2025 – December 31, 2025	1,998
January 1, 2026 – December 31, 2026	2,058
Thereafter	14,119

Total	$27,727